REVENUE AND DEFERRED REVENUE (Details Narrative)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Customer One [Member]
DisclosureOfRevenueAndDeferredRevenueLineItems [Line Items]
Revenue percentage	82.00%	85.00%